INVESTMENT INSTRUMENTS (Details) - CLP ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [line items]
Available for sale	$ 2,663,478	$ 2,074,077
Held to maturity	202,030	226,433
Total	2,865,508	2,300,510
Other Chilean Securities [Member]
Disclosure of financial assets [line items]
Available for sale	129,293	432,811
Securities Issued Abroad [Member]
Disclosure of financial assets [line items]
Available for sale	721,427	447,326
Unquoted Securities In Active Markets [Member]
Disclosure of financial assets [line items]
Available for sale	28,881	19,967
Held to maturity	202,030	226,433
Promissory Notes Related To Deposits In Local Banks [Member] | Other Chilean Securities [Member]
Disclosure of financial assets [line items]
Available for sale	114,038	397,898
Held to maturity
Total	114,038	397,898
Chilean Mortgage Finance Bonds [Member] | Other Chilean Securities [Member]
Disclosure of financial assets [line items]
Available for sale	64	76
Held to maturity
Total	64	76
Chilean Financial Institutions Bonds [Member] | Other Chilean Securities [Member]
Disclosure of financial assets [line items]
Available for sale	9,032	2,607
Held to maturity
Total	9,032	2,607
Other Local Investments [Member] | Other Chilean Securities [Member]
Disclosure of financial assets [line items]
Available for sale	6,159	32,230
Held to maturity
Total	6,159	32,230
Foreign Government And Central Bank Instruments [Member] | Securities Issued Abroad [Member]
Disclosure of financial assets [line items]
Available for sale	420,687	284,444
Held to maturity		226,433
Total	420,687	510,877
Other Foreign Investments [Member] | Securities Issued Abroad [Member]
Disclosure of financial assets [line items]
Available for sale	300,740	162,882
Held to maturity	202,030
Total	502,770	162,882
Chilean Corporate Bonds [Member] | Unquoted Securities In Active Markets [Member]
Disclosure of financial assets [line items]
Available for sale	18,469
Held to maturity
Total	18,469
Other Investments 1 [Member] | Unquoted Securities In Active Markets [Member]
Disclosure of financial assets [line items]
Available for sale	10,412	19,967
Held to maturity
Total	10,412	19,967
Chilean Central Bank & Government Securities [Member]
Disclosure of financial assets [line items]
Available for sale	1,783,877	1,173,973
Chilean Central Bank & Government Securities [Member] | Chilean Central Bank Securities [Member]
Disclosure of financial assets [line items]
Available for sale	687,945	901,239
Held to maturity
Total	687,945	901,239
Chilean Central Bank & Government Securities [Member] | Chilean Treasury Bonds [Member]
Disclosure of financial assets [line items]
Available for sale	1,081,879	272,734
Held to maturity
Total	1,081,879	272,734
Chilean Central Bank & Government Securities [Member] | Other Government Securities [Member]
Disclosure of financial assets [line items]
Available for sale	14,053
Held to maturity
Total	$ 14,053